Consolidated statements of comprehensive income (parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of comprehensive income [Abstract]
Income tax on remeasurement of defined benefit liability	$ 969	$ 1,581
Remeasurements of investee, tax	(6,217)	5,144
Gains on derivatives designated as cash flow hedges - equity-accounted investee, tax	$ (4,272)	$ (909)